Cover	May 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2026
Entity File Number	000-56477
Entity Registrant Name	HALLMARK VENTURE GROUP, INC.
Entity Central Index Key	0001331421
Entity Tax Identification Number	34-2001531
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1800 N Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	(877)
Local Phone Number	646-4833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HLLK
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false